Segments	9 Months Ended
Sep. 30, 2025
Segments [Abstract]
Segments
Note 12. Segments

América Móvil operates in different countries. As mentioned in Note 1, the Company has operations in Mexico, Guatemala, Nicaragua, Ecuador, El Salvador, Costa Rica, Brazil, Argentina, Colombia, Honduras, Peru, Paraguay, Uruguay, Chile, the Dominican Republic, Puerto Rico, Austria, Croatia, Bulgaria, Belarus, Macedonia, Serbia and Slovenia. The accounting policies for the segments are the same as those described in Note 2 on pages F-12 to F-38 of the Company’s 2024 Form 20-F .

The Chief Executive Officer, who is the Chief Operating Decision Maker (“CODM”), analyzes the financial and operating information by operating segment. All operating segments that (i) represent more than 10% of consolidated revenues, (ii) more than the absolute amount of its reported 10% of profits before income tax or (iii) more than 10% of consolidated assets, are presented separately.

The Company presents the following reportable segments for the purposes of its consolidated financial statements: Mexico (includes Telcel and Corporate operations and assets), Telmex (Mexico), Brazil, Southern Cone (includes Argentina separated from Paraguay, Uruguay and Chile), Colombia, Andean (includes Ecuador and Peru), Central America (includes Guatemala, El Salvador, Honduras, Nicaragua and Costa Rica), Caribbean (includes the Dominican Republic and Puerto Rico), and Europe (includes Austria, Bulgaria, Croatia, Belarus, Slovenia, Macedonia and Serbia).

The segment Southern Cone comprises mobile communication services in Argentina as well as Paraguay, Uruguay and Chile. Beginning in 2018, hyperinflation accounting in accordance with IAS 29 was initially applied to Argentina, which results in the restatement of non-monetary assets, liabilities and all items of the statement of comprehensive income for the change in a general price index and the translation of these items applying the period-end exchange rate.

The Company considers that the quantitative and qualitative aspects of any aggregated operating segments (that is, Central America and Caribbean reportable segments) are similar in nature for all periods presented. In evaluating the appropriateness of aggregating operating segments, the key indicators considered included but were not limited to: (i) the similarity of key financial statements measures and trends, (ii) all entities provide telecommunications services, (iii) similarities of customer base and services, (iv) the methods to distribute services are the same, based on telephone plant in both cases, wireless and fixed lines, (v) similarities of governments and regulatory entities that oversee the activities and services of telecom companies, (vi) inflation trends, and (vii) currency trends.

				Southern Cone (1)
	Mexico	Telmex	Brazil	Argentina	Uruguay, Paraguay and Chile	Colombia	Andean	Central America	Caribbean	Europe	Eliminations	Consolidated total
For the nine months ended at September 30, 2025 (in Ps.):
External revenues	190,990,286	68,757,908	132,119,693	27,080,180	19,818,605	58,037,591	42,485,108	42,231,672	27,914,307	89,306,096	—	698,741,446
Intersegment revenues	10,868,768	16,030,006	4,126,097	51,822	62,054	586,727	114,870	62,971	1,061,513	1,412	(32,966,240)	—
Total revenues	201,859,054	84,787,914	136,245,790	27,132,002	19,880,659	58,624,318	42,599,978	42,294,643	28,975,820	89,307,508	(32,966,240)	698,741,446
Depreciation and amortization	18,502,336	11,603,199	33,103,092	8,671,943	10,180,980	13,053,291	8,989,939	8,809,251	5,450,836	19,632,627	(2,992,485)	135,005,009
Operating income (loss)	68,007,715	12,056,681	26,831,859	577,956	(6,037,163)	7,729,083	7,098,945	9,484,301	4,906,930	14,170,730	(2,551,779)	142,275,258
Interest income	14,625,629	954,604	3,144,052	740,164	89,322	603,887	1,374,404	536,580	1,165,419	626,828	(16,958,566)	6,902,323
Interest expense	26,996,135	1,642,530	21,166,121	2,231,312	1,282,862	4,006,537	2,139,698	996,420	1,012,748	1,723,323	(16,569,779)	46,627,907
Income tax	24,877,713	619,436	4,357,148	942,602	(245,897)	893,875	2,155,453	2,055,398	2,273,428	2,787,685	(139,960)	40,576,881
Equity interest in net result of associated companies	(4,301)	42,869	22,181	—	—	—	—	—	—	44,852	—	105,601
Net profit (loss) attributable to equity holders of the parent	61,474,781	(3,096,185)	9,790,029	(4,558,020)	(6,035,570)	2,289,877	4,424,618	7,182,279	2,158,916	10,033,771	(19,979,656)	63,684,840
Assets by segment	1,062,767,055	258,160,450	373,893,303	77,287,228	61,985,936	140,007,586	102,973,789	100,728,939	100,399,584	201,032,872	(686,342,106)	1,792,894,636
Plant, property and equipment, net	41,313,231	153,290,166	145,517,531	34,150,432	30,446,044	53,382,072	33,364,539	48,750,889	36,438,713	99,481,094	(739,411)	675,395,300
Revalued of assets	—	—	—	—	—	7,840,020	—	—	—	1,193,443	—	9,033,463
Rights of use, net	68,541,060	196,730	40,288,849	6,276,754	7,141,706	5,468,803	13,771,754	19,412,329	6,256,291	18,244,688	(34,792)	185,564,172
Goodwill	26,462,356	215,381	29,201,504	202,077	4,735,752	9,920,056	4,707,828	6,305,077	14,186,723	64,190,721	—	160,127,475
Licenses and rights, net	9,120,353	63,370	25,667,636	16,040,946	3,300,874	19,904,371	3,538,011	4,694,104	9,742,303	18,799,789	—	110,871,757
Liabilities by segments	705,457,968	194,095,143	295,273,918	46,681,284	41,786,362	81,798,318	58,821,401	36,524,188	41,605,708	102,299,088	(266,725,089)	1,337,618,289

				Southern Cone (1)
	Mexico	Telmex	Brazil	Argentina	Uruguay and Paraguay	Colombia	Andean	Central America	Caribbean	Europe	Eliminations	Consolidated total
For the nine months ended at September 30, 2024 (in Ps.):
External revenues	187,732,967	68,276,663	122,110,295	27,423,524	3,055,462	51,301,152	36,815,098	34,165,586	25,613,323	75,786,425	—	632,280,495
Intersegment revenues	9,509,126	12,596,097	3,513,207	81,371	7,992	259,275	104,703	78,990	828,218	290,851	(27,269,830)	—
Total revenues	197,242,093	80,872,760	125,623,502	27,504,895	3,063,454	51,560,427	36,919,801	34,244,576	26,441,541	76,077,276	(27,269,830)	632,280,495
Depreciation and amortization	18,918,556	11,174,219	32,020,010	8,342,697	1,674,330	11,956,745	7,667,751	8,454,444	5,267,048	16,776,326	(2,840,653)	119,411,473
Operating income (loss)	67,725,756	11,773,716	22,411,376	802,382	(1,019,701)	6,880,318	5,800,241	4,935,702	4,252,492	12,066,971	(1,920,534)	133,708,719
Interest income	17,685,395	921,047	1,578,990	746,715	5,593	408,450	1,976,398	436,639	1,467,208	268,177	(18,903,431)	6,591,181
Interest expense	28,953,640	3,750,214	17,563,617	1,854,449	49,597	2,727,014	1,688,082	756,724	1,015,766	1,577,366	(18,935,238)	41,001,231
Income tax	8,766,052	2,181,918	(1,340,015)	7,861,835	205	437,590	1,810,530	1,397,002	1,842,816	2,230,881	(128,281)	25,060,533
Equity interest in net result of associated companies	(4,463,895)	35,531	20,729	—	—	—	—	(987)	—	36,238	—	(4,372,384)
Net profit (loss) attributable to equity holders of the parent	(5,658,857)	(3,898,168)	(2,885,415)	7,679,002	(1,221,167)	2,427,147	4,257,803	3,769,832	2,517,538	8,248,123	3,591,793	18,827,631
Assets by segment	1,122,518,353	241,187,215	384,282,819	88,608,583	9,944,249	131,675,798	103,180,664	108,067,723	108,315,408	198,352,247	(710,235,911)	1,785,897,148
Plant, property and equipment, net	44,294,544	152,040,735	153,223,405	41,688,196	3,698,909	54,625,108	34,234,298	51,001,557	39,881,695	101,940,134	(1,025,616)	675,602,965
Revalued of assets	—	—	—	—	—	8,261,373	—	—	—	1,447,191	—	9,708,564
Rights of use, net	83,289,428	213,337	39,426,940	9,029,706	2,741,344	4,706,349	14,745,037	19,689,683	6,917,144	19,156,496	(48,441)	199,867,023
Goodwill	26,485,732	215,381	30,245,505	201,927	—	9,923,928	4,707,368	6,319,661	14,186,723	65,018,360	—	157,304,585
Licenses and rights, net	9,637,656	76,825	30,330,948	19,761,610	1,364,010	21,105,792	4,072,270	5,105,256	9,703,924	20,606,596	—	121,764,887
Liabilities by segments	722,219,858	185,661,266	313,115,749	52,298,774	4,724,963	72,614,697	57,600,160	39,349,988	45,086,112	108,057,462	(291,857,411)	1,308,871,618

(1)	Includes the operations of Claro Chile, SpA

				Southern Cone (1)
	Mexico	Telmex	Brazil	Argentina	Uruguay, Paraguay and Chile	Colombia	Andean	Central America	Caribbean	Europe	Eliminations	Consolidated total
For the three months ended at September 30, 2025 (in Ps.):
External revenues	65,851,457	22,348,982	44,538,138	7,241,467	6,508,641	19,239,133	13,971,281	13,805,064	8,849,962	30,564,792	—	232,918,917
Intersegment revenues	3,607,318	5,571,666	1,323,032	15,927	20,243	384,416	37,335	19,965	337,725	1,412	(11,319,039)	—
Total revenues	69,458,775	27,920,648	45,861,170	7,257,394	6,528,884	19,623,549	14,008,616	13,825,029	9,187,687	30,566,204	(11,319,039)	232,918,917
Depreciation and amortization	5,940,083	3,895,997	11,018,594	2,352,011	3,263,031	4,299,503	2,929,113	2,879,509	1,725,662	6,339,809	(943,830)	43,699,482
Operating income (loss)	23,776,380	3,723,377	9,286,170	159,320	(1,572,847)	2,991,804	2,409,952	3,096,769	1,536,203	5,833,055	(1,117,111)	50,123,072
Interest income	4,966,515	236,023	1,980,548	242,791	14,818	160,863	396,106	155,407	369,391	270,261	(5,494,221)	3,298,502
Interest expense	9,012,482	416,180	7,837,685	742,272	413,022	1,504,209	703,354	308,670	337,775	576,376	(5,263,251)	16,588,774
Income tax	8,677,168	(734,374)	983,648	(271,550)	(45,456)	467,295	734,067	651,681	1,232,546	1,214,450	(46,201)	12,863,274
Equity interest in net result of associated companies	5,537	13,912	6,776	—	—	—	—	—	—	13,559	—	39,784
Net profit (loss) attributable to equity holders of the parent	20,397,765	(326,105)	3,113,622	(1,496,966)	(2,075,052)	752,693	1,429,252	2,361,314	266,451	4,239,222	(5,962,041)	22,700,155

				Southern Cone (1)
	Mexico	Telmex	Brazil	Argentina	Uruguay and Paraguay	Colombia	Andean	Central America	Caribbean	Europe	Eliminations	Consolidated total
For the three months ended at September 30, 2024 (in Ps.):
External revenues	63,994,426	23,244,769	42,106,874	12,075,268	1,069,585	18,027,451	13,289,345	12,647,471	9,083,903	27,919,344	—	223,458,436
Intersegment revenues	3,366,812	4,513,874	1,267,580	29,760	1,657	92,063	37,246	26,663	326,139	290,850	(9,952,644)	—
Total revenues	67,361,238	27,758,643	43,374,454	12,105,028	1,071,242	18,119,514	13,326,591	12,674,134	9,410,042	28,210,194	(9,952,644)	223,458,436
Depreciation and amortization	6,313,200	3,766,918	10,730,626	3,334,698	478,662	4,306,121	2,678,911	3,142,716	1,970,049	6,176,894	(919,326)	41,979,469
Operating income (loss)	22,604,245	3,706,204	8,261,254	737,373	(243,765)	2,453,156	2,195,323	2,044,217	1,422,405	5,112,901	(850,658)	47,442,655
Interest income	5,764,071	317,606	492,509	285,082	2,544	89,921	624,114	162,138	513,624	119,744	(5,786,665)	2,584,688
Interest expense	9,475,290	1,116,641	5,754,186	682,855	20,720	954,368	629,961	296,820	319,494	596,376	(5,798,081)	14,048,630
Income tax	3,193,514	957,212	786,930	1,505,114	145	184,206	741,269	586,714	774,029	937,680	(45,259)	9,621,554
Equity interest in net result of associated companies	(1,683,422)	10,246	6,242	—	—	—	—	—	—	19,638	—	(1,647,296)
Net profit (loss) attributable to equity holders of the parent	(6,092,235)	(1,666,218)	924,170	667,491	(342,881)	878,509	1,547,641	1,564,443	614,320	3,591,935	4,739,410	6,426,585

(1)	Includes the operations of Claro Chile, SpA